Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On April 10, 2023, the Company held a special meeting of stockholders. At the Meeting, the Company’s stockholders approved the Extension Amendment, extending the date by which the Company must consummate a Business Combination from April 14, 2023 to December 14, 2023 (or such earlier date as determined by the board of directors of the Company). Stockholders holding 15,901,113 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $165,137,380 ($10.38 per share) was removed from the Trust Account to pay such holders. Following redemptions, the Company had 1,348,887 Public Shares outstanding.

On April 12, 2023, the Company issued a promissory note in the principal amount of up to $280,000 to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to such amount in connection with the extension of the Company’s time to consummate a business combination from April 14, 2023 to December 14, 2023 (or such earlier date as determined by the board of directors of the Company). The Company will deposit $35,000, or approximately $0.026 per Public Share that was not redeemed in connection with the Extension, into the Company’s Trust Account (i) in connection with the first drawdown under the Extension Note and (ii) for each of the up to seven subsequent calendar months (commencing on May 15, 2023 and ending on the 14th day of each subsequent month), or portion thereof, that is needed by the Company to complete an initial Business Combination. Such amounts will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Business Combination. The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Business Combination or (b) the date of the liquidation of the Company. The Company deposited $35,000 into the Trust Account on each of April 14, 2023, May 11, 2023, June 9, 2023 and July 12, 2023, for a total deposit of $140,000 in connection with the extension of the Company’s time to consummate a business combination from April 14, 2023 to December 14, 2023.

On April 12, 2023, the Company issued a second promissory note in the principal amount of up to $300,000 to the Sponsor. The Working Capital Loan Note was issued in connection with advances the Sponsor has made, and may make in the future, to the Company for working capital expenses. The Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (a) the date of the consummation of the Business Combination or (b) the date of the liquidation of the Company, subject to the availability of funds outside of the Trust Account. On April 13, 2023, the Company drew $50,000 from the promissory note executed on April 12, 2023.

On April 14, 2023, the Company, NEXT and the Merger Sub entered into Amendment No.1 to the NEXT Merger Agreement (the “Amendment”). The parties entered into the Amendment in connection with the acquisition by Lakeview RNG, a wholly-owned subsidiary of NEXT, of assets associated with the Red Rock Biofuels development in Lake County, Oregon, which was effective on April 14, 2023 (the “Lakeview Transaction”). The Amendment revised the consideration to be paid by the Company in the merger to provide for the issuance of a new class of preferred stock of the Company, to be designated the Series A Preferred Stock (“Series A Preferred Stock”) which is to be issued to the holders of the NEXT preferred stock that was issued in connection with the Lakeview Transaction. Pursuant to the Amendment, each share of the NEXT preferred stock, which has a stated value of $750,000 per share, shall be automatically converted into 75,000 shares of Series A Preferred Stock, which has a stated value of $10.00 per share. The issuance of the Series A Preferred Stock to the holders of the NEXT preferred stock is in addition to the issuance of the Company’s common stock to the holders of the NEXT common stock as provided in the NEXT Merger Agreement. The terms of the issuance of the Company’s common stock remain unchanged.

On April 14, 2023, in connection with the execution and delivery of the Amendment No. 1 and execution of the agreement relating to the Lakeview Transaction, the Company and NEXT entered into voting and support agreements (collectively, the “Preferred Stock Voting Agreements”) with certain holders of NEXT preferred stock issued in connection with the Lakeview Transaction. Pursuant to the Preferred Stock Voting Agreements, the holders agreed to vote all of such stockholder’s shares of NEXT (i) in favor of the Merger, the NEXT Merger Agreement and the transactions contemplated thereby and the other matters to be submitted to the NEXT’s stockholders for approval in connection with the transactions, and each holder agreed to take (or not take, as applicable) certain other actions in support of the NEXT Merger Agreement and the transactions, and (ii) to vote the shares in opposition to: any acquisition proposal and any and all other proposals (x) for the acquisition of NEXT, or (y) which are in competition with or materially inconsistent with the NEXT Merger Agreement, in each case in the manner and subject to the conditions set forth in the Preferred Stock Voting Agreements. Notwithstanding the foregoing, the holders shall not be required to take any action or deliver any instrument in the event that the NEXT Merger Agreement has been amended or modified, without the holders’ consent, (i) in a manner that is disproportionately adverse to the holders of the NEXT preferred stock held by such holders as compared to the holders of the other classes or series of NEXT equity securities or (ii) that would result in the holders not receiving NXTCLEAN Fuels Inc. Series A Preferred Stock as contemplated by certain subscription agreements, dated as of April 14, 2023, by and between the holders and NEXT. The Preferred Stock Voting Agreements prevent transfers of the securities held by the holders thereto between the date of the Preferred Stock Voting Agreement and the date of closing of the NEXT Business Combination, except for certain permitted transfers where the recipient also agrees to comply with the Preferred Stock Voting Agreement.

On July 10, 2023, the Company received a deficiency notice from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that for the last 37 consecutive business days, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “Market Value Standard”). This notification has no immediate effect on the listing or trading of the Company’s securities on The Nasdaq Capital Market and the Company’s Class A common stock, warrants and units will continue to trade under the symbols “ITAQ,” “ITAQW” and “ITAQU,” respectively. The Staff also noted in a footnote that “the Company also does not meet the requirements under Listing Rules5550(b)(1) and 5550(b)(3).” Listing Rule 5550(b)(1) is “Equity Standard: Stockholders’ equity of at least $2.5 million.” Listing Rule 5550(b)(3) is “Net Income Standard:Net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the three most recently completed fiscal years.” The Company’s listing is not based on the Equity Standard or the Net Income Standard.

In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has a period of 180 calendar days, or until January 8, 2024 (the “Compliance Period”), to regain compliance with the Market Value Standard. The Notice states that to regain compliance, the Company’s MVLS must close at $35 million or more for a minimum of ten consecutive business days during the Compliance Period, at which time Nasdaq will provide written notification that the Company h The Company intends to actively monitor the Company’s MVLS between now and January 8, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.as achieved compliance under the Market Value Standard and the matter will be closed.

The Company intends to actively monitor the Company’s MVLS between now and January 8, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify and subsequent events that would have required adjustment or disclosure in the financial statements.

On March 22, 2023 the Company filed the definitive proxy statement on Schedule 14A in order to hold a special meeting of stockholders on April 10, 2023 to vote on a proposal to amend its amended and restated certificate of incorporation to extend the date by which it must complete an initial Business Combination (the “Extension”) from April 14, 2023 to December 14, 2023, or such earlier date as determined by the Company’s board of directors (the “Extension Amendment Proposal”). If the Extension Amendment Proposal is approved and the board of directors decides to implement the Extension, the Sponsor or its designees have agreed to contribute to the Company loans equal to the lesser of (x) $35,000 or (y) $0.035 for each public share that is not redeemed for each calendar month (commencing on April 15, 2023 and ending on the 14th day of each subsequent month), or portion thereof, that is needed by the Company to complete the Business Combination until December 14, 2023.